Other Income (Expenses), net (Schedule of Composition of Other Income Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of general and administrative expenses [Abstract]
Interest revenues for sale transactions in installments	₪ 18	₪ 24	₪ 27
Expenses for voluntary retirement program		(45)	(26)
Other	20	1
Other revenues (expenses), net	₪ 38	₪ (20)	₪ 1